Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Net Income Before Tax Based on the Financial Risk Management Contract $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Change in WTI Increase of $5.00/bbl [Member]
Schedule of Illustrates the Potential Impact of Changes [Abstract]
Increase (decrease) to fair value of commodity risk management contracts - Increase
Change in WTI Decrease of $5.00/bbl [Member]
Schedule of Illustrates the Potential Impact of Changes [Abstract]
Increase (decrease) to fair value of commodity risk management contracts - Decrease
Change in WTI Increase of $1.00/GJ [Member]
Schedule of Illustrates the Potential Impact of Changes [Abstract]
Increase (decrease) to fair value of commodity risk management contracts - Increase	455
Change in WTI Decrease of $1.00/GJ [Member]
Schedule of Illustrates the Potential Impact of Changes [Abstract]
Increase (decrease) to fair value of commodity risk management contracts - Decrease	$ (455)